Note 17 - Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
17.	Accumulated other comprehensive income (loss)

The movement of accumulated other comprehensive income (loss) was as follows:

	Foreign currency translation adjustments	Unrealized gain (loss) on available-for-sale securities	Total
	$	$	$

December 31, 2019	140	-	140
Current period other comprehensive loss	(437)	-	(437)
December 31, 2020	(297)	-	(297)
Current period other comprehensive (loss) income	(231)	5	(226)
December 31, 2021	(528)	5	(523)
Current period other comprehensive income (loss)	964	(5)	959
December 31, 2022	436	-	436